Share Based Payment Arrangements - Summary of Changes in Outstanding Stock Options (Details) - Stock Options shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning of year | shares	1,302	2,061
Number of options, Exercised | shares	(512)	(755)
Number of options, Forfeited | shares		(4)
Number of options, end of year | shares	790	1,302
Number of options, Options exercisable, end of year | shares	790	1,273
Weighted average exercise price, beginning of year | $ / shares	$ 27.89	$ 25.7
Weighted average exercise price, Exercised | $ / shares	25.92	21.84
Weighted average exercise price, Forfeited | $ / shares		40.41
Weighted average exercise price, end of year | $ / shares	29.17	27.89
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 29.17	$ 27.6